Quarterly Holdings Report
for

Strategic Advisers® Core Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

August 31, 2020

SAI-COR-QTLY-1020
1.902943.110

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 83.7%
	Shares	Value
COMMUNICATION SERVICES - 9.6%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	2,520,753	$75,143,647
CenturyLink, Inc.	147,340	1,583,905
Liberty Global PLC Class C (a)	147,400	3,391,674
Verizon Communications, Inc.	2,645,306	156,787,287
Vonage Holdings Corp. (a)	182,400	2,088,480
		238,994,993
Entertainment - 1.9%
Activision Blizzard, Inc.	1,655,202	138,242,471
DouYu International Holdings Ltd. ADR (a)	344,300	5,763,582
Electronic Arts, Inc. (a)	359,077	50,080,469
Live Nation Entertainment, Inc. (a)	47,447	2,694,990
Netflix, Inc. (a)	423,787	224,420,644
Nintendo Co. Ltd. ADR (b)	8,700	586,119
Spotify Technology SA (a)	9,600	2,708,736
Take-Two Interactive Software, Inc. (a)	50,274	8,606,406
The Walt Disney Co.	823,444	108,587,560
Vivendi SA	1,460,533	41,580,930
Warner Music Group Corp. Class A	221,510	6,569,987
		589,841,894
Interactive Media & Services - 4.9%
Alphabet, Inc.:
Class A (a)	152,322	248,213,269
Class C (a)	400,725	654,856,781
Facebook, Inc. Class A (a)	2,099,200	615,485,440
Match Group, Inc. (a)	33,698	3,763,393
Tencent Holdings Ltd. sponsored ADR	242,092	16,544,567
Wise Talent Information Technology Co. Ltd. (a)	446,200	1,119,365
Zoominfo Technologies, Inc.	71,900	2,791,158
		1,542,773,973
Media - 1.7%
Charter Communications, Inc. Class A (a)	232,301	143,006,819
Comcast Corp. Class A	6,863,527	307,554,645
Discovery Communications, Inc.:
Class A (a)(b)	105,757	2,333,528
Class C (non-vtg.) (a)	730,897	14,596,013
DISH Network Corp. Class A (a)	61,803	2,195,243
Fox Corp. Class A	114,728	3,196,322
Interpublic Group of Companies, Inc.	242,600	4,308,576
Liberty Broadband Corp. Class C (a)	350,445	49,093,840
Omnicom Group, Inc.	54,417	2,943,416
Tegna, Inc.	64,900	812,548
ViacomCBS, Inc. Class B	138,752	3,864,243
		533,905,193
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc.	1,040,957	121,458,863

TOTAL COMMUNICATION SERVICES		3,026,974,916

CONSUMER DISCRETIONARY - 9.6%
Auto Components - 0.2%
Aptiv PLC	281,712	24,261,037
BorgWarner, Inc.	369,652	15,004,175
Cooper Tire & Rubber Co.	55,800	1,929,006
Gentex Corp.	23,400	632,970
Lear Corp.	48,400	5,514,212
Magna International, Inc. Class A (sub. vtg.)	345,766	16,838,315
The Goodyear Tire & Rubber Co.	186,300	1,787,549
		65,967,264
Automobiles - 0.2%
Ferrari NV	121,644	23,690,169
Ford Motor Co.	758,700	5,174,334
General Motors Co.	861,979	25,540,438
Harley-Davidson, Inc.	100,900	2,795,939
Tesla, Inc. (a)	2,500	1,245,800
XPeng, Inc. ADR (a)	85,200	1,746,600
		60,193,280
Distributors - 0.0%
Genuine Parts Co.	14,300	1,350,492
LKQ Corp. (a)	176,976	5,617,218
		6,967,710
Diversified Consumer Services - 0.0%
Afya Ltd. (a)	105,134	2,688,276
Hotels, Restaurants & Leisure - 1.2%
Brinker International, Inc.	44,600	2,008,784
Carnival Corp. (b)	42,241	696,132
Chipotle Mexican Grill, Inc. (a)	1,435	1,880,252
Darden Restaurants, Inc.	52,251	4,528,594
Domino's Pizza, Inc.	2,360	965,146
Hilton Worldwide Holdings, Inc.	223,314	20,178,653
Hyatt Hotels Corp. Class A	3,400	192,066
Las Vegas Sands Corp.	174,300	8,838,753
Marriott International, Inc. Class A	233,331	24,012,093
McDonald's Corp.	855,894	182,750,487
MGM Mirage, Inc.	134,438	3,024,855
Royal Caribbean Cruises Ltd.	24,500	1,686,580
Starbucks Corp.	188,859	15,952,920
Wyndham Destinations, Inc.	61,680	1,788,103
Wynn Resorts Ltd.	206,201	18,032,277
Yum! Brands, Inc.	948,161	90,881,232
		377,416,927
Household Durables - 0.2%
D.R. Horton, Inc.	249,726	17,822,945
Garmin Ltd.	54,567	5,653,687
Lennar Corp. Class A	217,820	16,297,292
Mohawk Industries, Inc. (a)	73,154	6,754,309
Newell Brands, Inc.	77,713	1,241,854
PulteGroup, Inc.	295,222	13,163,949
Sony Corp. sponsored ADR	11,800	927,952
Toll Brothers, Inc.	4,600	194,212
Whirlpool Corp.	90,800	16,136,976
		78,193,176
Internet & Direct Marketing Retail - 4.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	72,496	20,808,527
Amazon.com, Inc. (a)	368,666	1,272,251,619
eBay, Inc.	363,230	19,897,739
Etsy, Inc. (a)	5,615	672,116
Expedia, Inc.	20,900	2,051,335
Ocado Group PLC (a)	23,500	784,398
The Booking Holdings, Inc. (a)	78,509	149,987,519
		1,466,453,253
Leisure Products - 0.0%
Brunswick Corp.	7,300	451,797
Hasbro, Inc.	72,282	5,705,941
		6,157,738
Multiline Retail - 0.4%
Big Lots, Inc.	13,500	636,525
Dillard's, Inc. Class A (b)	19,700	595,137
Dollar General Corp.	180,593	36,458,115
Dollar Tree, Inc. (a)	276,333	26,602,578
Kohl's Corp.	164,238	3,508,124
Macy's, Inc. (b)	103,200	719,304
Target Corp.	363,296	54,933,988
		123,453,771
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	11,024	1,723,161
AutoZone, Inc. (a)	19,214	22,985,900
Best Buy Co., Inc.	321,373	35,643,479
Burlington Stores, Inc. (a)	86,559	17,046,064
CarMax, Inc. (a)	181,245	19,380,528
Dick's Sporting Goods, Inc.	42,100	2,278,452
Gap, Inc.	101,600	1,766,824
Lowe's Companies, Inc.	859,383	141,531,786
O'Reilly Automotive, Inc. (a)	213,310	99,323,535
Penske Automotive Group, Inc.	60,300	2,844,351
Ross Stores, Inc.	302,228	27,526,926
Sleep Number Corp. (a)	40,400	1,939,200
The Home Depot, Inc.	876,042	249,707,012
The ODP Corp.	4,090	95,624
TJX Companies, Inc.	1,174,679	64,360,662
Tractor Supply Co.	14,270	2,123,804
Ulta Beauty, Inc. (a)	74,022	17,186,428
Williams-Sonoma, Inc.	7,600	666,976
		708,130,712
Textiles, Apparel & Luxury Goods - 0.4%
Columbia Sportswear Co.	61,800	5,288,226
Deckers Outdoor Corp. (a)	1,000	203,870
Hanesbrands, Inc.	79,052	1,208,705
NIKE, Inc. Class B	747,432	83,630,166
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	13,100	391,035
Tapestry, Inc.	34,400	506,712
VF Corp.	360,550	23,706,163
		114,934,877

TOTAL CONSUMER DISCRETIONARY		3,010,556,984

CONSUMER STAPLES - 5.5%
Beverages - 1.2%
Anheuser-Busch InBev SA NV ADR (b)	25,800	1,500,270
Constellation Brands, Inc. Class A (sub. vtg.)	326,845	60,296,366
Diageo PLC sponsored ADR	23,200	3,118,080
Keurig Dr. Pepper, Inc.	784,519	23,402,202
Molson Coors Beverage Co. Class B	102,300	3,850,572
Monster Beverage Corp. (a)	449,515	37,696,328
PepsiCo, Inc.	588,024	82,358,641
The Coca-Cola Co.	3,583,055	177,468,714
		389,691,173
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	240,874	83,742,255
Kroger Co.	1,475,331	52,639,810
Performance Food Group Co. (a)	61,700	2,252,667
Sprouts Farmers Market LLC (a)	26,995	630,333
Sysco Corp.	440,964	26,519,575
Walgreens Boots Alliance, Inc.	209,955	7,982,489
Walmart, Inc.	813,087	112,897,130
		286,664,259
Food Products - 0.7%
Archer Daniels Midland Co.	54,600	2,443,896
Bunge Ltd.	5,100	232,662
Campbell Soup Co.	22,750	1,196,878
Conagra Brands, Inc.	1,553,589	59,595,674
Ingredion, Inc.	41,600	3,346,304
Kellogg Co.	33,500	2,375,485
Mondelez International, Inc.	1,327,126	77,530,701
Pilgrim's Pride Corp. (a)	90,800	1,452,800
Post Holdings, Inc. (a)	87,600	7,710,552
The a2 Milk Co. Ltd. (a)	187,816	2,356,288
The Hershey Co.	31,402	4,667,593
The J.M. Smucker Co.	67,600	8,124,168
The Kraft Heinz Co.	219,400	7,687,776
Tyson Foods, Inc. Class A	500,156	31,409,797
		210,130,574
Household Products - 1.8%
Church & Dwight Co., Inc.	158,265	15,166,535
Clorox Co.	17,974	4,017,189
Colgate-Palmolive Co.	113,364	8,985,231
Energizer Holdings, Inc.	3,100	143,499
Kimberly-Clark Corp.	238,594	37,640,589
Procter & Gamble Co.	3,656,709	505,832,556
Reckitt Benckiser Group PLC	49,548	4,973,576
Spectrum Brands Holdings, Inc.	13,800	822,480
		577,581,655
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	219,880	48,751,794
Unilever NV	25,800	1,499,151
		50,250,945
Tobacco - 0.7%
Altria Group, Inc.	2,924,738	127,928,040
British American Tobacco PLC sponsored ADR	240,300	8,114,931
Philip Morris International, Inc.	939,142	74,934,140
		210,977,111

TOTAL CONSUMER STAPLES		1,725,295,717

ENERGY - 2.1%
Energy Equipment & Services - 0.1%
Baker Hughes Co. Class A	238,553	3,406,537
Championx Corp. (a)	10,680	109,363
Halliburton Co.	1,668,860	27,002,155
John Wood Group PLC	116,600	386,234
National Oilwell Varco, Inc.	131,877	1,582,524
Oceaneering International, Inc. (a)	280,567	1,512,256
SBM Offshore NV	78,000	1,348,283
Schlumberger Ltd.	160,407	3,049,337
Subsea 7 SA (a)	485,700	3,930,880
TechnipFMC PLC	269,272	2,073,394
		44,400,963
Oil, Gas & Consumable Fuels - 2.0%
Africa Oil Corp.(a)(b)	782,700	654,075
Aker Bp ASA	39,400	783,878
Apache Corp.	303,100	4,485,880
Cabot Oil & Gas Corp.	124,721	2,365,957
Cairn Energy PLC (a)	84,500	159,267
Canadian Natural Resources Ltd.	235,600	4,645,710
Cenovus Energy, Inc. (Canada)	2,292,800	10,828,112
Cheniere Energy, Inc. (a)	27,600	1,436,580
Chevron Corp.	1,788,844	150,137,677
Comstock Resources, Inc. (a)	93,100	536,256
Concho Resources, Inc.	286,476	14,891,022
ConocoPhillips Co.	1,603,317	60,749,681
Diamondback Energy, Inc.	514,598	20,048,738
Enbridge, Inc.	653,758	20,933,331
EOG Resources, Inc.	1,058,601	47,996,969
Equinor ASA sponsored ADR	1,084,000	17,398,200
Exxon Mobil Corp.	1,971,753	78,751,815
Galp Energia SGPS SA Class B	137,900	1,480,792
Gibson Energy, Inc.	26,400	480,699
Hess Corp.	685,210	31,547,068
HollyFrontier Corp.	105,939	2,528,764
Kinder Morgan, Inc.	214,300	2,961,626
Kosmos Energy Ltd.	1,740,841	2,559,036
Magellan Midstream Partners LP	332,108	12,623,425
Marathon Petroleum Corp.	384,924	13,649,405
MEG Energy Corp. (a)	675,100	1,873,624
Occidental Petroleum Corp.	49,605	631,968
PBF Energy, Inc. Class A	124,900	1,069,144
Phillips 66 Co.	222,472	13,007,938
Pioneer Natural Resources Co.	292,746	30,425,092
Royal Dutch Shell PLC Class B sponsored ADR	75,400	2,118,740
Suncor Energy, Inc.	571,944	9,168,262
Targa Resources Corp.	232,361	3,952,461
TC Energy Corp.	17,675	824,716
The Williams Companies, Inc.	63,700	1,322,412
Total SA sponsored ADR	998,182	39,498,062
Valero Energy Corp.	325,176	17,101,006
		625,627,388

TOTAL ENERGY		670,028,351

FINANCIALS - 9.0%
Banks - 3.6%
Bank of America Corp.	10,053,682	258,781,775
CIT Group, Inc.	74,500	1,465,415
Citigroup, Inc.	2,364,623	120,879,528
Citizens Financial Group, Inc.	180,100	4,659,187
Comerica, Inc.	49,900	1,972,547
Commerce Bancshares, Inc.	11,000	655,270
Cullen/Frost Bankers, Inc.	5,800	402,868
East West Bancorp, Inc.	13,000	478,140
EFG Eurobank Ergasias SA (a)	3,260,400	1,564,879
Fifth Third Bancorp	2,976,192	61,488,127
First Horizon National Corp.	159,300	1,521,315
First Republic Bank	160,279	18,097,102
Huntington Bancshares, Inc.	1,882,865	17,717,760
JPMorgan Chase & Co.	2,482,158	248,687,410
KeyCorp	1,985,311	24,459,032
M&T Bank Corp.	77,177	7,969,297
Peoples United Financial, Inc.	272,161	2,879,463
PNC Financial Services Group, Inc.	1,233,872	137,206,566
Regions Financial Corp.	649,000	7,502,440
Signature Bank	17,700	1,717,431
Societe Generale Series A	46,300	749,490
SVB Financial Group (a)	75,289	19,227,305
Synovus Financial Corp.	37,800	826,686
Truist Financial Corp.	524,059	20,338,730
U.S. Bancorp	503,387	18,323,287
Wells Fargo & Co.	6,071,597	146,629,068
		1,126,200,118
Capital Markets - 2.2%
Ameriprise Financial, Inc.	107,169	16,804,099
Bank of New York Mellon Corp.	689,935	25,513,796
BlackRock, Inc. Class A	95,968	57,023,226
Cboe Global Markets, Inc.	66,013	6,059,333
Charles Schwab Corp.	830,534	29,508,873
CME Group, Inc.	179,145	31,506,231
E*TRADE Financial Corp.	503,170	27,221,497
Eaton Vance Corp. (non-vtg.)	10,900	447,118
Goldman Sachs Group, Inc.	648,657	132,890,360
Intercontinental Exchange, Inc.	685,836	72,856,358
KKR & Co. LP	425,966	15,258,102
LPL Financial	7,900	649,064
MarketAxess Holdings, Inc.	9,733	4,729,654
Moody's Corp.	25,318	7,459,696
Morgan Stanley	2,179,187	113,884,313
MSCI, Inc.	5,280	1,970,866
Northern Trust Corp.	400,551	32,801,121
Raymond James Financial, Inc.	91,188	6,904,755
S&P Global, Inc.	26,722	9,791,475
SEI Investments Co.	14,200	743,512
State Street Corp.	592,319	40,331,001
T. Rowe Price Group, Inc.	87,066	12,120,458
TD Ameritrade Holding Corp.	547,820	21,025,332
Tradeweb Markets, Inc. Class A	194,969	11,169,774
Virtu Financial, Inc. Class A	253,470	6,547,130
		685,217,144
Consumer Finance - 0.5%
360 Finance, Inc. ADR (a)	69,700	871,250
Ally Financial, Inc.	998,008	22,834,423
American Express Co.	80,300	8,157,677
Capital One Financial Corp.	1,512,039	104,376,052
Credit Acceptance Corp. (a)(b)	1,900	734,920
Discover Financial Services	294,877	15,652,071
Encore Capital Group, Inc. (a)	2,500	114,850
Navient Corp.	115,400	1,048,986
OneMain Holdings, Inc.	199,000	5,786,920
Shriram Transport Finance Co. Ltd.	186,603	1,789,319
SLM Corp.	380,492	2,906,959
Synchrony Financial	61,267	1,520,034
		165,793,461
Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc.:
Class A (a)	1	327,560
Class B (a)	1,271,398	277,215,620
Equitable Holdings, Inc.	2,546,615	53,962,772
Jefferies Financial Group, Inc.	29,500	517,430
Voya Financial, Inc.	251,976	13,080,074
		345,103,456
Insurance - 1.5%
AFLAC, Inc.	330,139	11,990,648
Allstate Corp.	199,647	18,567,171
American Financial Group, Inc.	32,900	2,199,365
American International Group, Inc.	2,266,545	66,047,121
Aon PLC	24,687	4,937,153
Arch Capital Group Ltd. (a)	39,700	1,252,138
Arthur J. Gallagher & Co.	31,731	3,341,274
Assurant, Inc.	30,145	3,664,426
Assured Guaranty Ltd.	49,700	1,066,065
Axis Capital Holdings Ltd.	36,900	1,762,344
Chubb Ltd.	759,000	94,875,000
Everest Re Group Ltd.	30,820	6,782,866
Fairfax Financial Holdings Ltd. (sub. vtg.)	6,100	1,880,438
First American Financial Corp.	10,200	536,214
Globe Life, Inc.	53,769	4,434,867
Hartford Financial Services Group, Inc.	319,332	12,916,979
Kemper Corp.	2,400	186,384
Lincoln National Corp.	133,900	4,827,095
Loews Corp.	29,200	1,047,112
Markel Corp. (a)	1,370	1,488,957
Marsh & McLennan Companies, Inc.	203,863	23,425,897
MetLife, Inc.	1,179,777	45,374,223
Old Republic International Corp.	21,200	341,532
Primerica, Inc.	3,700	461,945
Principal Financial Group, Inc.	14,400	606,384
Progressive Corp.	965,387	91,750,380
Prudential Financial, Inc.	115,400	7,820,658
Reinsurance Group of America, Inc.	18,700	1,714,416
The Travelers Companies, Inc.	242,025	28,084,581
Unum Group	96,100	1,775,928
W.R. Berkley Corp.	29,979	1,860,197
Willis Towers Watson PLC	166,214	34,161,963
		481,181,721
Mortgage Real Estate Investment Trusts - 0.0%
Annaly Capital Management, Inc.	427,600	3,142,860
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	882,000	8,087,940
New York Community Bancorp, Inc.	45,800	414,490
Radian Group, Inc.	340,800	5,261,952
Rocket Cos., Inc. (a)(b)	718,496	20,117,888
		33,882,270

TOTAL FINANCIALS		2,840,521,030

HEALTH CARE - 12.1%
Biotechnology - 2.0%
AbbVie, Inc.	1,830,201	175,278,350
ADC Therapeutics SA (a)(b)	73,900	3,264,163
Alexion Pharmaceuticals, Inc. (a)	454,663	51,931,608
Alnylam Pharmaceuticals, Inc. (a)	40,400	5,358,656
Amgen, Inc.	488,447	123,733,394
Arcutis Biotherapeutics, Inc. (a)(b)	50,000	1,253,500
Argenx SE ADR (a)	28,000	6,475,560
Ascendis Pharma A/S sponsored ADR (a)	46,000	6,816,280
Biogen, Inc. (a)	160,054	46,037,933
Crinetics Pharmaceuticals, Inc. (a)	31,000	496,930
Exelixis, Inc. (a)	82,000	1,822,040
Generation Bio Co.	54,000	1,686,420
Gilead Sciences, Inc.	344,033	22,964,203
Gritstone Oncology, Inc. (a)	93,400	309,154
Heron Therapeutics, Inc. (a)	13,800	197,340
Incyte Corp. (a)	191,141	18,416,435
Innovent Biologics, Inc. (a)(c)	340,000	2,258,961
Insmed, Inc. (a)	60,200	1,697,038
Intercept Pharmaceuticals, Inc. (a)	77,900	3,885,652
Kymera Therapeutics, Inc. (a)	6,400	204,160
Neurocrine Biosciences, Inc. (a)	100,047	11,647,472
PTC Therapeutics, Inc. (a)	54,000	2,668,950
Regeneron Pharmaceuticals, Inc. (a)	50,885	31,545,138
Revolution Medicines, Inc.	52,000	1,473,680
Sarepta Therapeutics, Inc. (a)	22,800	3,338,376
Turning Point Therapeutics, Inc. (a)	29,000	2,267,220
United Therapeutics Corp. (a)	4,700	502,712
Vaxcyte, Inc.	75,500	3,418,640
Vertex Pharmaceuticals, Inc. (a)	291,725	81,426,282
Xencor, Inc. (a)	50,000	1,787,500
Zymeworks, Inc. (a)	55,000	1,783,100
		615,946,847
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	814,061	89,115,258
Alcon, Inc. (Switzerland) (a)	99,253	5,639,288
Align Technology, Inc. (a)	4,478	1,329,876
Baxter International, Inc.	1,058,417	92,156,368
Becton, Dickinson & Co.	403,984	98,075,196
Boston Scientific Corp. (a)	2,727,233	111,871,098
Danaher Corp.	326,082	67,326,151
Dentsply Sirona, Inc.	27,189	1,219,970
DexCom, Inc. (a)	9,321	3,965,247
Edwards Lifesciences Corp. (a)	117,758	10,108,347
Genmark Diagnostics, Inc. (a)	280,000	3,631,600
Hologic, Inc. (a)	369,932	22,092,339
Insulet Corp. (a)	42,100	9,188,325
Intuitive Surgical, Inc. (a)	131,688	96,242,858
Masimo Corp. (a)	20,000	4,480,000
Medtronic PLC	176,132	18,928,906
Nanosonics Ltd. (a)	340,000	1,519,648
Penumbra, Inc. (a)	46,000	9,620,900
Quidel Corp. (a)	13,935	2,452,003
ResMed, Inc.	8,558	1,547,115
STERIS PLC	8,117	1,295,798
Stryker Corp.	193,093	38,263,309
Tandem Diabetes Care, Inc. (a)	30,000	3,381,600
The Cooper Companies, Inc.	14,776	4,645,279
West Pharmaceutical Services, Inc.	6,439	1,828,418
Zimmer Biomet Holdings, Inc.	656,417	92,476,027
		792,400,924
Health Care Providers & Services - 3.0%
1Life Healthcare, Inc. (a)	84,000	2,450,280
AmerisourceBergen Corp.	37,200	3,609,516
Anthem, Inc.	209,614	59,010,533
Cardinal Health, Inc.	305,144	15,489,109
Centene Corp. (a)	1,095,455	67,173,301
Cigna Corp.	842,742	149,477,149
Covetrus, Inc. (a)	57,700	1,321,907
CVS Health Corp.	742,114	46,100,122
DaVita HealthCare Partners, Inc. (a)(b)	45,791	3,972,827
HCA Holdings, Inc.	513,677	69,716,242
Henry Schein, Inc. (a)	14,400	956,736
Humana, Inc.	214,424	89,022,412
Laboratory Corp. of America Holdings (a)	36,055	6,336,666
McKesson Corp.	339,404	52,078,150
Molina Healthcare, Inc. (a)	5,600	1,035,832
Ontrak, Inc. (a)(b)	13,300	970,235
Quest Diagnostics, Inc.	199,661	22,210,290
UnitedHealth Group, Inc.	1,113,981	348,174,762
Universal Health Services, Inc. Class B	55,204	6,091,761
		945,197,830
Health Care Technology - 0.0%
Cerner Corp.	30,801	2,259,869
Inspire Medical Systems, Inc. (a)	32,000	3,822,400
Veeva Systems, Inc. Class A (a)	4,963	1,400,906
		7,483,175
Life Sciences Tools & Services - 0.7%
10X Genomics, Inc. (a)	28,000	3,209,360
Agilent Technologies, Inc.	311,379	31,268,679
Avantor, Inc. (a)	213,660	4,822,306
Bio-Rad Laboratories, Inc. Class A (a)	11,700	5,950,503
Bruker Corp.	95,000	3,991,900
Illumina, Inc. (a)	17,716	6,328,510
Lonza Group AG	7,600	4,722,741
Mettler-Toledo International, Inc. (a)	869	843,608
Thermo Fisher Scientific, Inc.	341,865	146,653,248
		207,790,855
Pharmaceuticals - 3.9%
AstraZeneca PLC:
(United Kingdom)	178,000	19,758,046
sponsored ADR	662,888	37,121,728
Bayer AG	301,090	20,026,112
Bristol-Myers Squibb Co.	1,550,573	96,445,641
Elanco Animal Health, Inc. (a)	2,166,541	62,959,681
Eli Lilly & Co.	1,217,829	180,713,645
GlaxoSmithKline PLC sponsored ADR	484,412	19,182,715
Jazz Pharmaceuticals PLC (a)	38,800	5,214,332
Johnson & Johnson	1,826,004	280,127,274
Mallinckrodt PLC (a)(b)	101,900	161,002
Merck & Co., Inc.	3,078,101	262,469,672
MyoKardia, Inc. (a)	35,000	3,830,400
Nektar Therapeutics (a)	84,000	1,624,560
Novartis AG sponsored ADR	80,063	6,890,222
Perrigo Co. PLC	13,300	695,590
Pfizer, Inc.	2,881,382	108,887,426
Pliant Therapeutics, Inc. (b)	72,800	1,830,920
Roche Holding AG (participation certificate)	76,000	26,586,247
Royalty Pharma PLC	78,000	3,227,640
Sanofi SA	128,000	12,964,959
Sanofi SA sponsored ADR	426,019	21,548,041
Theravance Biopharma, Inc. (a)	80,000	1,466,400
UCB SA	20,000	2,375,244
Zoetis, Inc. Class A	381,159	61,023,556
		1,237,131,053

TOTAL HEALTH CARE		3,805,950,684

INDUSTRIALS - 7.4%
Aerospace & Defense - 1.2%
Airbus Group NV	12,700	1,044,417
Axon Enterprise, Inc. (a)	30,000	2,570,400
BWX Technologies, Inc.	5,000	278,050
General Dynamics Corp.	50,300	7,512,305
Harris Corp.	136,132	24,604,498
Howmet Aerospace, Inc.	121,835	2,134,549
Huntington Ingalls Industries, Inc.	54,201	8,212,536
Lockheed Martin Corp.	214,283	83,626,084
Moog, Inc. Class A	27,100	1,633,859
Northrop Grumman Corp.	329,051	112,736,163
Raytheon Technologies Corp.	496,585	30,291,685
Safran SA (a)	8,600	993,166
Spirit AeroSystems Holdings, Inc. Class A	57,800	1,188,368
Teledyne Technologies, Inc. (a)	42,074	13,194,827
Textron, Inc.	677,887	26,729,084
The Boeing Co.	326,441	56,089,093
		372,839,084
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	117,361	11,536,586
Expeditors International of Washington, Inc.	18,789	1,660,760
FedEx Corp.	222,108	48,828,223
United Parcel Service, Inc. Class B	732,635	119,873,739
XPO Logistics, Inc. (a)	15,200	1,341,704
		183,241,012
Airlines - 0.1%
Alaska Air Group, Inc.	214,074	8,338,182
American Airlines Group, Inc. (b)	66,000	861,300
Delta Air Lines, Inc.	114,100	3,519,985
JetBlue Airways Corp. (a)	149,800	1,725,696
Ryanair Holdings PLC sponsored ADR (a)	14,900	1,205,410
Southwest Airlines Co.	21,421	805,001
United Airlines Holdings, Inc. (a)(b)	369,217	13,291,812
		29,747,386
Building Products - 0.4%
A.O. Smith Corp.	41,167	2,015,948
Carrier Global Corp.	37,563	1,121,256
Fortune Brands Home & Security, Inc.	266,648	22,419,764
Johnson Controls International PLC	599,180	24,404,601
Masco Corp.	65,800	3,836,140
Owens Corning	10,700	723,748
Trane Technologies PLC	493,359	58,408,772
		112,930,229
Commercial Services & Supplies - 0.1%
Deluxe Corp.	49,200	1,397,280
Herman Miller, Inc.	68,300	1,627,589
IAA Spinco, Inc. (a)	17,000	889,440
Waste Connection, Inc. (United States)	372,025	37,213,661
Waste Management, Inc.	10,662	1,215,468
		42,343,438
Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc.	987,716	89,161,123
Quanta Services, Inc.	14,000	717,500
		89,878,623
Electrical Equipment - 0.4%
Acuity Brands, Inc.	25,500	2,786,895
AMETEK, Inc.	273,000	27,491,100
Eaton Corp. PLC	502,042	51,258,488
Emerson Electric Co.	254,000	17,645,380
Generac Holdings, Inc. (a)	4,375	831,163
Hubbell, Inc. Class B	27,200	3,941,824
Sensata Technologies, Inc. PLC (a)	15,600	649,584
Sunrun, Inc. (a)	174,048	9,843,285
Vertiv Holdings Co. (a)	96,221	1,561,667
Vertiv Holdings LLC (d)	450,000	7,303,500
Vivint Solar, Inc. (a)	494,478	15,269,481
		138,582,367
Industrial Conglomerates - 1.4%
3M Co.	162,918	26,558,892
Carlisle Companies, Inc.	5,300	694,035
General Electric Co.	13,583,494	86,119,352
Honeywell International, Inc.	1,678,762	277,919,049
Roper Technologies, Inc.	154,096	65,828,270
		457,119,598
Machinery - 1.3%
AGCO Corp.	71,300	5,069,430
Allison Transmission Holdings, Inc.	99,600	3,572,652
Caterpillar, Inc.	90,513	12,880,905
Cummins, Inc.	342,978	71,082,191
Deere & Co.	157,587	33,102,725
Dover Corp.	35,559	3,905,801
Flowserve Corp.	412,391	12,239,765
Fortive Corp.	635,264	45,808,887
Illinois Tool Works, Inc.	24,282	4,796,909
Ingersoll Rand, Inc. (a)	546,702	19,167,372
ITT, Inc.	8,000	502,480
Lincoln Electric Holdings, Inc.	5,200	502,892
Meritor, Inc. (a)	117,300	2,669,748
Middleby Corp. (a)	2,000	195,800
Oshkosh Corp.	62,800	4,836,228
Otis Worldwide Corp.	531,442	33,427,702
PACCAR, Inc.	441,743	37,919,219
Parker Hannifin Corp.	88,764	18,286,272
Pentair PLC	15,900	717,726
Snap-On, Inc.	78,686	11,666,773
Stanley Black & Decker, Inc.	336,098	54,212,607
Timken Co.	62,900	3,408,551
Trinity Industries, Inc.	89,300	1,827,971
Westinghouse Air Brake Co.	284,248	18,916,704
		400,717,310
Professional Services - 0.2%
CoStar Group, Inc. (a)	13,981	11,864,277
Dun & Bradstreet Holdings, Inc. (a)	58,700	1,488,632
Equifax, Inc.	148,496	24,987,422
Manpower, Inc.	41,500	3,042,365
Robert Half International, Inc.	81,736	4,348,355
TransUnion Holding Co., Inc.	62,629	5,431,187
		51,162,238
Road & Rail - 1.4%
AMERCO	1,900	674,291
CSX Corp.	506,226	38,706,040
J.B. Hunt Transport Services, Inc.	163,703	23,006,820
Knight-Swift Transportation Holdings, Inc. Class A	212,700	9,669,342
Lyft, Inc. (a)	682,700	20,255,709
Norfolk Southern Corp.	717,789	152,551,696
Old Dominion Freight Lines, Inc.	114,427	23,134,851
Ryder System, Inc.	67,200	2,748,480
Uber Technologies, Inc. (a)	66,000	2,219,580
Union Pacific Corp.	862,610	166,000,668
		438,967,477
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	8,800	349,973
HD Supply Holdings, Inc. (a)	93,950	3,726,057
United Rentals, Inc. (a)	26,785	4,742,284
W.W. Grainger, Inc.	14,758	5,393,016
		14,211,330

TOTAL INDUSTRIALS		2,331,740,092

INFORMATION TECHNOLOGY - 22.9%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	4,584	1,024,295
Cisco Systems, Inc.	2,401,244	101,380,522
Ericsson (B Shares) sponsored ADR	317,700	3,701,205
Juniper Networks, Inc.	114,800	2,870,000
Lumentum Holdings, Inc. (a)	2,400	206,400
Motorola Solutions, Inc.	267,351	41,372,567
		150,554,989
Electronic Equipment & Components - 0.3%
Amphenol Corp. Class A	289,679	31,806,754
Arrow Electronics, Inc. (a)	38,000	2,985,280
CDW Corp.	106,672	12,123,273
Corning, Inc.	152,400	4,946,904
Flextronics International Ltd. (a)	1,210,500	13,146,030
II-VI, Inc. (a)	70,282	3,127,549
Insight Enterprises, Inc. (a)	37,700	2,254,649
IPG Photonics Corp. (a)	4,581	740,885
Jabil, Inc.	824,881	28,169,686
Keysight Technologies, Inc. (a)	79,903	7,872,044
Vishay Intertechnology, Inc.	110,800	1,771,692
		108,944,746
IT Services - 4.5%
Accenture PLC Class A	368,501	88,414,445
Akamai Technologies, Inc. (a)	24,675	2,872,910
Amdocs Ltd.	150,131	9,192,521
Automatic Data Processing, Inc.	241,730	33,622,226
Booz Allen Hamilton Holding Corp. Class A	133,192	11,728,888
Broadridge Financial Solutions, Inc.	12,028	1,652,647
Capgemini SA	57,500	7,959,645
Cognizant Technology Solutions Corp. Class A	615,853	41,175,932
DXC Technology Co.	64,959	1,297,881
Fidelity National Information Services, Inc.	645,469	97,368,999
Fiserv, Inc. (a)	822,305	81,885,132
FleetCor Technologies, Inc. (a)	287,052	72,179,225
Gartner, Inc. (a)	21,741	2,822,417
Genpact Ltd.	369,700	15,593,946
Global Payments, Inc.	338,017	59,700,563
GoDaddy, Inc. (a)	48,400	4,050,112
IBM Corp.	228,827	28,216,657
Jack Henry & Associates, Inc.	11,409	1,887,277
Leidos Holdings, Inc.	316,483	28,638,547
MasterCard, Inc. Class A	902,737	323,351,366
Paychex, Inc.	17,813	1,362,160
PayPal Holdings, Inc. (a)	736,188	150,285,418
Sabre Corp.	204,200	1,427,358
The Western Union Co.	147,400	3,477,166
Twilio, Inc. Class A (a)	15,350	4,140,816
Unisys Corp. (a)	184,600	2,152,436
VeriSign, Inc. (a)	92,979	19,971,889
Visa, Inc. Class A	1,519,169	322,048,636
Worldline SA (a)(c)	29,400	2,702,207
		1,421,179,422
Semiconductors & Semiconductor Equipment - 4.7%
Advanced Micro Devices, Inc. (a)	1,415,339	128,541,088
Analog Devices, Inc.	324,038	37,873,561
Applied Materials, Inc.	1,394,086	85,875,698
ASML Holding NV	123,244	46,115,440
Broadcom, Inc.	192,211	66,726,049
Cirrus Logic, Inc. (a)	106,300	6,440,717
Intel Corp.	1,927,149	98,188,242
KLA-Tencor Corp.	38,565	7,911,224
Lam Research Corp.	233,798	78,635,619
Marvell Technology Group Ltd.	386,381	14,983,855
MediaTek, Inc.	136,000	2,573,636
Microchip Technology, Inc.	18,699	2,051,280
Micron Technology, Inc. (a)	1,834,345	83,481,041
Monolithic Power Systems, Inc.	30,046	8,026,188
NVIDIA Corp.	541,765	289,833,440
NXP Semiconductors NV	505,036	63,513,327
ON Semiconductor Corp. (a)	381,700	8,156,929
Qorvo, Inc. (a)	33,997	4,360,795
Qualcomm, Inc.	1,753,282	208,815,886
Sanken Electric Co. Ltd.	33,593	694,284
Semtech Corp. (a)	6,900	404,685
Skyworks Solutions, Inc.	32,600	4,722,110
STMicroelectronics NV (France)	50,900	1,539,474
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	499,357	39,574,042
Teradyne, Inc.	19,957	1,695,746
Texas Instruments, Inc.	1,099,200	156,251,280
Universal Display Corp.	1,100	193,050
Xilinx, Inc.	233,353	24,306,048
		1,471,484,734
Software - 7.8%
Adobe, Inc. (a)	178,036	91,401,902
Autodesk, Inc. (a)	72,811	17,889,663
CDK Global, Inc.	11,500	536,130
Ceridian HCM Holding, Inc. (a)	198,705	15,801,022
Citrix Systems, Inc.	134,306	19,501,231
Cloudflare, Inc. (a)	144,136	5,514,643
Dynatrace, Inc.	42,700	1,888,621
Elastic NV (a)	116,200	12,616,996
Envestnet, Inc. (a)	100	8,299
Fortinet, Inc. (a)	22,386	2,955,064
Intuit, Inc.	125,115	43,213,470
LivePerson, Inc. (a)	153,644	9,166,401
Microsoft Corp.	7,351,498	1,657,983,344
Nortonlifelock, Inc.	2,398,186	56,405,335
Nuance Communications, Inc. (a)	147,000	4,404,120
Nutanix, Inc. Class A (a)	14,300	410,553
Oracle Corp.	666,974	38,164,252
Parametric Technology Corp. (a)	22,700	2,075,007
Paylocity Holding Corp. (a)	106,966	15,750,744
Pluralsight, Inc. (a)	159,300	3,049,002
Rapid7, Inc. (a)	84,500	5,456,165
RealPage, Inc. (a)	36,100	2,260,582
RingCentral, Inc. (a)	5,100	1,482,927
Salesforce.com, Inc. (a)	1,153,498	314,501,230
SAP SE sponsored ADR (b)	114,400	18,922,904
ServiceNow, Inc. (a)	12,876	6,206,490
SS&C Technologies Holdings, Inc.	70,942	4,520,424
SurveyMonkey (a)	318,894	7,937,272
Synopsys, Inc. (a)	106,226	23,507,814
Tenable Holdings, Inc. (a)	177,100	6,666,044
Tyler Technologies, Inc. (a)	7,698	2,658,196
Workday, Inc. Class A (a)	157,388	37,727,477
Workiva, Inc. (a)	24,900	1,469,100
Yext, Inc. (a)	212,400	4,218,264
Zendesk, Inc. (a)	77,300	7,450,174
		2,443,720,862
Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	12,363,169	1,595,343,328
Hewlett Packard Enterprise Co.	267,300	2,584,791
HP, Inc.	605,300	11,833,615
NCR Corp. (a)	76,100	1,555,484
NetApp, Inc.	21,000	995,190
Samsung Electronics Co. Ltd.	22,940	1,043,162
Seagate Technology LLC	89,700	4,304,703
Western Digital Corp.	39,100	1,502,222
Xerox Holdings Corp.	120,850	2,279,231
		1,621,441,726

TOTAL INFORMATION TECHNOLOGY		7,217,326,479

MATERIALS - 1.7%
Chemicals - 1.0%
Albemarle Corp. U.S.	10,400	946,504
Amyris, Inc. (a)(b)	494,900	1,623,272
Celanese Corp. Class A	188,226	19,039,060
CF Industries Holdings, Inc.	212,814	6,944,121
Corteva, Inc.	158,817	4,534,225
Dow, Inc.	137,116	6,186,674
DuPont de Nemours, Inc.	554,369	30,911,615
Eastman Chemical Co.	500,340	36,579,857
Ecolab, Inc.	8,767	1,727,800
FMC Corp.	12,700	1,357,122
Huntsman Corp.	201,700	4,360,754
Linde PLC	419,397	104,740,207
Livent Corp.(a)	698,400	5,922,432
LyondellBasell Industries NV Class A	227,565	14,900,956
Nutrien Ltd.	59,600	2,207,441
PPG Industries, Inc.	281,597	33,904,279
RPM International, Inc.	86,545	7,336,420
Sherwin-Williams Co.	27,033	18,140,495
The Chemours Co. LLC	73,300	1,514,378
The Mosaic Co.	13,800	251,574
Trinseo SA	47,700	1,188,207
Valvoline, Inc.	306,107	6,244,583
Westlake Chemical Corp.	219,931	13,046,307
		323,608,283
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	13,150	2,667,741
Summit Materials, Inc. (a)	496,800	7,397,352
Vulcan Materials Co.	81,927	9,831,240
		19,896,333
Containers & Packaging - 0.4%
Amcor PLC	57,500	635,950
Avery Dennison Corp.	132,202	15,254,789
Berry Global Group, Inc. (a)	811,190	41,808,733
Crown Holdings, Inc. (a)	417,258	32,066,277
International Paper Co.	358,114	12,988,795
O-I Glass, Inc.	154,700	1,683,136
Packaging Corp. of America	116,342	11,778,464
Sealed Air Corp.	147,656	5,802,881
Sonoco Products Co.	7,800	413,634
WestRock Co.	94,000	2,851,020
		125,283,679
Metals & Mining - 0.2%
BHP Billiton Ltd. sponsored ADR (b)	110,800	6,100,648
First Quantum Minerals Ltd.	689,500	6,824,430
Freeport-McMoRan, Inc.	1,060,463	16,553,827
Lundin Mining Corp.	1,122,000	7,027,822
Newmont Corp.	375,647	25,273,530
Nucor Corp.	142,507	6,478,368
Reliance Steel & Aluminum Co.	24,100	2,527,367
Steel Dynamics, Inc.	21,100	622,872
		71,408,864
Paper & Forest Products - 0.0%
Domtar Corp.	62,600	1,785,352
Schweitzer-Mauduit International, Inc.	75,400	2,286,882
		4,072,234

TOTAL MATERIALS		544,269,393

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Alexandria Real Estate Equities, Inc.	76,805	12,932,426
American Homes 4 Rent Class A	49,700	1,423,408
American Tower Corp.	235,464	58,665,856
AvalonBay Communities, Inc.	127,264	20,115,348
Boston Properties, Inc.	52,365	4,548,948
Brandywine Realty Trust (SBI)	152,200	1,693,986
Corporate Office Properties Trust (SBI)	150,800	3,715,712
Crown Castle International Corp.	32,913	5,373,047
CubeSmart	74,500	2,355,690
Digital Realty Trust, Inc.	45,084	7,017,325
Douglas Emmett, Inc.	44,500	1,242,440
Equinix, Inc.	49,016	38,711,856
Equity Lifestyle Properties, Inc.	175,142	11,610,163
Equity Residential (SBI)	283,996	16,031,574
Essex Property Trust, Inc.	56,255	12,179,770
Highwoods Properties, Inc. (SBI)	43,500	1,620,810
Hospitality Properties Trust (SBI)	122,200	1,003,262
Host Hotels & Resorts, Inc.	133,600	1,500,328
JBG SMITH Properties	85,552	2,367,224
Kimco Realty Corp.	160,627	1,925,918
Lexington Corporate Properties Trust	32,000	363,840
Omega Healthcare Investors, Inc.	83,300	2,579,801
Outfront Media, Inc.	137,000	2,319,410
Park Hotels & Resorts, Inc.	86,500	820,885
Piedmont Office Realty Trust, Inc. Class A	128,500	1,967,335
Potlatch Corp.	50,895	2,343,206
Prologis (REIT), Inc.	1,261,283	128,474,286
Public Storage	47,257	10,037,387
SBA Communications Corp. Class A	39,507	12,091,907
Simon Property Group, Inc.	210,203	14,262,274
SITE Centers Corp.	166,350	1,249,289
SL Green Realty Corp.	158,047	7,390,278
Ventas, Inc.	574,764	23,686,024
VEREIT, Inc.	453,100	3,044,832
VICI Properties, Inc.	51,900	1,159,446
Welltower, Inc.	168,394	9,686,023
Weyerhaeuser Co.	653,415	19,805,009
		447,316,323
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	32,800	1,542,584
Cushman & Wakefield PLC (a)	252,300	2,929,203
KE Holdings, Inc. ADR (a)	86,000	4,410,940
		8,882,727

TOTAL REAL ESTATE		456,199,050

UTILITIES - 2.3%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	366,994	28,930,137
Duke Energy Corp.	275,089	22,100,650
Edison International	106,000	5,562,880
Entergy Corp.	316,221	31,350,150
Evergy, Inc.	331,058	17,618,907
Exelon Corp.	526,834	19,445,443
FirstEnergy Corp.	106,900	3,056,271
NextEra Energy, Inc.	863,933	241,184,176
NRG Energy, Inc.	1,797,808	61,862,573
OGE Energy Corp.	19,000	605,340
PG&E Corp. (d)	372,718	3,278,800
Pinnacle West Capital Corp.	54,907	4,027,428
PPL Corp.	69,800	1,928,574
Southern Co.	995,995	51,971,019
Xcel Energy, Inc.	529,759	36,805,007
		529,727,355
Gas Utilities - 0.1%
Atmos Energy Corp.	140,313	14,006,044
Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP (b)	19,400	1,170,208
The AES Corp.	362,237	6,429,707
Vistra Corp.	231,600	4,453,668
		12,053,583
Multi-Utilities - 0.5%
Ameren Corp.	500,525	39,596,533
CenterPoint Energy, Inc.	228,219	4,580,355
Dominion Energy, Inc.	101,085	7,929,107
NiSource, Inc.	1,078,129	23,891,339
Public Service Enterprise Group, Inc.	131,800	6,885,232
Sempra Energy	532,957	65,900,133
WEC Energy Group, Inc.	9,603	903,450
		149,686,149

TOTAL UTILITIES		705,473,131

TOTAL COMMON STOCKS
(Cost $15,953,543,855)		26,334,335,827

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series D (a)(d)(e)
(Cost $1,468,003)	32,084	1,468,164

Equity Funds - 15.2%
Large Blend Funds - 7.2%
Fidelity SAI U.S. Large Cap Index Fund (f)	50,358,483	954,293,244
JPMorgan U.S. Large Cap Core Plus Fund Select Class (g)	24,768,544	714,572,498
PIMCO StocksPLUS Absolute Return Fund Institutional Class	49,982,553	590,793,780

TOTAL LARGE BLEND FUNDS		2,259,659,522

Large Growth Funds - 6.8%
Fidelity Growth Company Fund (f)	3,266,803	105,289,058
Fidelity SAI U.S. Momentum Index Fund (f)	1,606,684	27,715,296
Fidelity SAI U.S. Quality Index Fund (f)	116,651,396	2,019,235,664

TOTAL LARGE GROWTH FUNDS		2,152,240,018

Mid-Cap Blend Funds - 1.2%
Fidelity Mid Cap Index Fund (f)	15,437,188	361,230,208
TOTAL EQUITY FUNDS
(Cost $3,275,634,452)		4,773,129,748

Other - 0.0%
Commodity Funds - Broad Basket - 0.0%
Fidelity SAI Inflation-Focused Fund (f)
(Cost $6,500,000)	831,202	8,320,332

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0% to 0.11% 9/10/20 to 3/25/21 (h)
(Cost $3,877,895)	3,880,000	3,877,716

Money Market Funds - 1.2%
Fidelity Cash Central Fund 0.12% (i)	39,687,559	39,695,497
Fidelity Securities Lending Cash Central Fund 0.11% (i)(j)	78,283,378	78,291,206
Invesco Government & Agency Portfolio Institutional Class .03% (k)	254,230,693	254,230,693
TOTAL MONEY MARKET FUNDS
(Cost $372,213,946)		372,217,396
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $19,613,238,151)		31,493,349,183
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(26,572,257)
NET ASSETS - 100%		$31,466,776,926

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	213	Sept. 2020	$37,263,285	$4,203,007	$4,203,007

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,961,168 or 0.0% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,050,464 or 0.0% of net assets.

 (e) Level 3 security

 (f) Affiliated Fund

 (g) The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,326,442.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

 (k) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
PG&E Corp.	6/30/20	$3,540,821
The Honest Co., Inc. Series D	8/12/15	$1,468,003
Vertiv Holdings LLC	2/6/20	$4,500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$18,746
Fidelity Securities Lending Cash Central Fund	418,486
Total	$437,232

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Growth Company Fund	$80,232,680	$--	$--	$--	$--	$25,056,378	$105,289,058
Fidelity Mid Cap Index Fund	184,207,331	148,421,104	--	1,126,196	--	28,601,773	361,230,208
Fidelity SAI Inflation-Focused Fund	7,015,345	--	--	--	--	1,304,987	8,320,332
Fidelity SAI U.S. Large Cap Index Fund	1,056,804,634	798,546,289	1,106,141,736	--	100,317,979	104,766,078	954,293,244
Fidelity SAI U.S. Momentum Index Fund	16,973,699	25,000,000	17,319,857	--	4,595,551	(1,534,097)	27,715,296
Fidelity SAI U.S. Quality Index Fund	2,101,480,276	--	410,000,000	--	79,892,969	247,862,419	2,019,235,664
Total	$3,446,713,965	$971,967,393	$1,533,461,593	$1,126,196	$184,806,499	$406,057,538	$3,476,083,802

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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